GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE 6:-	GOODWILL

	December 31,
	2012	2011

Balance at the beginning of the period:
Goodwill	$107,537	$106,082
Accumulated impairment losses	(17,846)	-
	89,691	106,082
Goodwill acquired during the year	-	1,890
Goodwill adjustment *)	-	(435)
Impairment loss	(23,931)	(17,846)

Balance at the end of the period:
Goodwill	107,537	107,537
Accumulated impairment losses	(41,777)	(17,846)

	$65,760	$89,691